Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Participant:)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.04%	10.12%
Since Inception	11.99%	12.06%